Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment reporting
Summary of revenue and non-current assets by geographic information

Revenue:	2021	2020	2019

Germany	742	194	0
Europe	0	2	1,646
USA	39,624	28,164	19,745
	40,366	28,360	21,391

Non-current assets as of December 31:	2021	2020	2019
Germany	4,896	3,796	2,017
Czech Republic	1,306	914	870
USA	12,539	20,216	3,558
	18,741	24,926	6,445